Other Current Assets	6 Months Ended
Jun. 30, 2019
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Other Current Assets

Note 5: Other current assets

Other current assets are broken down as follows:

(thousands of euros)	6/30/2019	12/31/2018
Research tax credit	16,802	10,829
Other tax claims	3,517	4,292
Other receivables	2,391	1,745
Prepaid expenses	5,474	4,265

Total other current assets	28,183	21,131

The other tax claims are primarily related to deductible VAT as well as the reimbursement of VAT that has been requested.

Prepaid expenses are comprised primarily of rental and insurance expenses, as well as legal and scientific consulting fees. Prepaid expenses also include upfront payments which are recognized over the term of the ongoing clinical studies.

Research Tax Credit

The Company benefits from the provisions in Articles 244 quater B and 49 septies F of the French Tax Code related to the Research Tax Credit. In compliance with the principles described in Note 3.12 to the financial statements for the year ended December 31, 2018, the Research Tax Credit is posted to the accounts as “Other Income” during the year with which the eligible research expenditures are associated.

Research Tax Credits recorded over the last three fiscal years are presented as follows:

•	2017: €9.2 million (for 12 months) paid in 2018;

•	2018: €10.8 million (for 12 months), to be paid in 2019;

•	2019: €6.0 million (for 6 months), to be paid in 2020.

The Company recognized as other income a Research Tax Credit in the amount of €6.0 million at June 30, 2019 and €5.4 million at June 30, 2018.

Following a tax inspection led by the French tax authorities on fiscal years 2012, 2013 and 2014, the Company received on July 4, 2016 a proposition of adjustments primarily affecting the 2014 Research Tax credit. The proposed adjustment amounted to €0.9 million and had been accrued in the financial statements as of December 31, 2017.

On June 25, 2018, the Company received the final reassessment for €58 thousand. The accrual initially recognized for €0.9 million has been reversed in the December 31, 2018 financial statements.

A tax audit covering all the tax declarations for the period from January 1, 2015 to December 31, 2016, extended to December 31, 2017 for VAT, was conducted in the third quarter of 2018. The conclusions of this tax audit were received in November 2018 without major financial consequences for the Group.